NON-CONTROLLING INTEREST (Details 1) - CAD ($)	12 Months Ended		13 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Dec. 31, 2021
Statement [Line Items]
Current Assets	$ 1,214,212		$ 12,328,348
Non-current Assets	0		99,535
Current Liabilities	949,903		3,745,746
Carrying Amount Of Nci	0		(112,822)
Net (loss)	(3,573,108)	$ (263,110)	(26,556,311)
Loss Allocated To Nci	0	0	(40,901)
Cash Flows From Operating Activities	$ (545,627)	$ (191,592)	$ (13,928,053)
Biblos [Member]
Statement [Line Items]
Nci Percentage			60.00%
Current Assets			$ 198,920
Non-current Assets			803
Current Liabilities			(388,920)
Translation Adjustment			1,162
Net Assets			(188,035)
Carrying Amount Of Nci			(112,822)
Net (loss)			(68,168)
Loss Allocated To Nci			(40,901)
Cash Flows From Operating Activities			9,473
Effect Of Foreign Exchange			494
Net Change In Cash			$ 9,967